DAVIS RESEARCH FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


JANUARY 31, 2003


SEMI-ANNUAL REPORT






                           [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS




Management's Discussion and Analysis........................................2



Schedule of Investments.....................................................4



Statement of Assets and Liabilities.........................................6



Statement of Operations.....................................................7



Statements of Changes in Net Assets.........................................8



Notes to Financial Statements...............................................9



Financial Highlights.......................................................15



Directors and Officers.....................................................18

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

The Davis Research Fund's Class A shares delivered a total return on net asset value of 6.01% for the six-month period and (12.49)% for the one-year period ended January 31, 2003.(1) Over the same time periods, the Standard & Poor's 500(R) Index returned (5.26)% and (23.02)%, respectively.(2)

Compared to the S&P 500(R) Index, the Fund placed a greater emphasis on industrial companies and less emphasis on financial companies. The Fund's large cash holdings also contributed to its positive performance in a bear market.

The Fund's investment in Qwest(3) was the single most important contributor to its positive, index beating performance for the six months ended January 31, 2003. Other positive contributors to performance included Metro Goldwyn Mayer and Premcor. On the negative side, the companies that hindered performance the most were Electrolux, Hershey Foods and Kinder Morgan.

As of January 31, 2003, Davis Research Fund held approximately 35% in equity securities and 60% in cash, the latter invested in repurchase agreements and/or other short-term money market instruments.

Davis Research Fund was declared effective by the Securities and Exchange Commission on October 31, 2001.(4) Initial shareholders invested cash in the Fund and portfolio managers began active management of the Fund on the same date. Davis Research Fund is only available for investment for specified shareholders and not to the general public. On December 6, 2002 Chip Tucker replaced Adam Seessel as a portfolio manager. Danton Goei and Kent Whitaker continue their service as portfolio managers.

-----------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

(1) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund's Class A shares for the periods ended January 31, 2003. Returns for other classes of shares will vary from the following returns:

    (WITHOUT a 4.75% sales charge taken into consideration)
  ----------------------------- ---------------------- -------------------------
  FUND NAME                           ONE YEAR                 INCEPTION
  ----------------------------- ---------------------- -------------------------
    Davis Research Fund A               (12.49)%            (10.27)% - 10/31/01
  ----------------------------- ---------------------- -------------------------
   (WITH a 4.75% sales charge taken into consideration)
  ----------------------------- ---------------------- -------------------------
  FUND NAME                           ONE YEAR                 INCEPTION
  ----------------------------- ---------------------- -------------------------
    Davis Research Fund A               (16.67)%            (13.70)% - 10/31/01
  ----------------------------- ---------------------- -------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED


(2) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted toward stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. An investment cannot be made directly in an index.

(3) The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed and was still owned as of January 31, 2003.

(4) Class A, B and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and the states of Arizona, New Mexico and New York. Shares of Davis Research Fund are not available for sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2003 (Unaudited)

================================================================================


                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                            (NOTE 1)
==============================================================================================================
COMMON STOCK - (35.45%)

   DIVERSIFIED - (3.90%)
        22,500  Groupe Bruxelles Lambert S.A. ................................................. $      901,554
                                                                                                --------------
   FOOD/BEVERAGE & RESTAURANT - (1.59%)
         5,700  Hershey Foods Corp. ...........................................................        367,650
                                                                                                --------------
   MEDIA - (12.82%)
        60,000  Lagardere S.C.A. ..............................................................      2,442,163
        19,900  Univision Communications Inc., Class A*........................................        524,564
                                                                                                --------------
                                                                                                     2,966,727
                                                                                                --------------
   PHARMACEUTICAL AND HEALTH CARE - (3.34%)
        25,500  Pfizer Inc. ...................................................................        774,180
                                                                                                --------------
   RETAILING - (13.80%)
        36,000  AutoZone, Inc.*................................................................      2,365,560
        20,700  Costco Wholesale Corp.*........................................................        597,609
        11,000  Home Depot, Inc. ..............................................................        229,900
                                                                                                --------------
                                                                                                     3,193,069
                                                                                                --------------
                           Total Common Stock - (identified cost $8,244,520)...................      8,203,180
                                                                                                --------------


CORPORATE BONDS - (7.67%)
$ 1,765,000  Tyco International Group, SA, 4.95%, 8/1/03 - (identified cost $1,732,523)(b).....      1,773,825
                                                                                                --------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - Continued
January 31, 2003 (Unaudited)


                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                            (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (60.21%)
$    1,400,000  Fannie Mae, 1.20%, 2/3/03...................................................... $    1,399,906
       500,000  Freddie Mac, 1.20%, 2/3/03.....................................................        499,967
     7,681,000  Freddie Mac, 1.18%, 2/4/03.....................................................      7,680,245
     4,350,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 1.34%,
                     02/03/03, dated 01/31/03, repurchase value of $4,350,486
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $4,437,000)............................................      4,350,000
                                                                                                --------------

                           Total Short term Investments - (identified cost $13,930,118)........     13,930,118
                                                                                                --------------



                Total Investments - (103.33%) - (identified cost $23,907,161) - (a)............     23,907,123
                Liabilities Less Other Assets - (3.33%)........................................       (770,038)
                                                                                                --------------
                        Net Assets - (100%).................................................... $   23,137,085
                                                                                                ==============


*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $23,907,161. At January 31, 2003, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                Unrealized appreciation........................................................ $      385,836
                Unrealized depreciation.......................................................        (385,874)
                                                                                                --------------
                        Net unrealized depreciation............................................ $          (38)
                                                                                                ==============

(b) Illiquid security.  See note 7 of the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 2003 (Unaudited)
================================================================================

ASSETS:
     Investments in securities, at value (identified cost $23,907,161)(including repurchase
         agreements of $4,350,000)(see accompanying Schedule of Investments)..............   $      23,907,123
     Cash ................................................................................               2,778
     Receivables:
         Dividends and interest receivable................................................              59,057
     Prepaid expenses.....................................................................                 120
                                                                                             -----------------
              Total assets................................................................          23,969,078
                                                                                             -----------------

LIABILITIES:
     Payables:
         Investment securities purchased..................................................             811,003
     Accrued expenses ....................................................................              20,990
                                                                                             -----------------
              Total liabilities...........................................................             831,993
                                                                                             -----------------

NET ASSETS ...............................................................................   $      23,137,085
                                                                                             =================

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $         133,534
     Additional paid-in capital...........................................................          26,514,614
     Undistributed net investment income..................................................               7,276
     Net unrealized appreciation on investments and translation of assets and
         liabilities denominated in foreign currency......................................               4,132
     Accumulated net realized losses from investments and foreign currency transactions...          (3,522,471)
                                                                                             -----------------
              Net assets..................................................................   $      23,137,085
                                                                                             =================

     CLASS A SHARES
         Net assets.......................................................................   $      23,135,159
         Shares outstanding...............................................................           2,670,458
         Net asset value and redemption price per share ..................................           $    8.66
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $8.66)*...........................           $    9.09
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $             963
         Shares outstanding...............................................................                 112
         Net asset value, offering and redemption price per share ........................           $    8.60
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $             963
         Shares outstanding...............................................................                 112
         Net asset value, offering and redemption price per share ........................           $    8.60
                                                                                                     =========


* On purchases of $100,000 or more, the offering price is reduced.


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)

================================================================================

INVESTMENT INCOME:
     Income:
         Dividends........................................................................   $       42,680
         Interest.........................................................................          131,130
                                                                                               ------------
                 Total income.............................................................          173,810

     Expenses:
         Management fees (Note 3)........................................  $        83,922
         Custodian fees..................................................           14,350
         Transfer agent fees
              Class A....................................................            2,119
              Class B....................................................                1
              Class C....................................................                1
         Audit fees......................................................            6,000
         Legal fees......................................................               16
         Accounting fees (Note 3)........................................            3,000
         Reports to shareholders ........................................              108
         Directors' fees and expenses ...................................              128
         Registration and filing fees ...................................            1,506
         Miscellaneous ..................................................              843
         Payments under distribution plan (Note 4)
              Class B....................................................                4
              Class C....................................................                4
                                                                           ---------------
                  Total expenses..........................................................          112,002
                  Expenses paid indirectly (Note 6).......................................              (88)
                                                                                             --------------
                  Net expenses............................................................          111,914
                                                                                             --------------
                      Net investment income ..............................................           61,896
                                                                                             --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
         Investment transactions..........................................................       (1,342,516)
         Foreign currency transactions....................................................            1,421
     Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currency...........................        2,592,768
                                                                                             --------------
         Net realized and unrealized gain on investments and foreign currency.............        1,251,673
                                                                                             --------------
                  Net increase in net assets resulting from operations ...................   $    1,313,569
                                                                                             ==============


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                               OCTOBER 31, 2001
                                                                                                  (COMMENCEMENT
                                                                                                 OF OPERATIONS)
                                                                         SIX MONTHS ENDED            THROUGH
                                                                         JANUARY 31, 2003           JULY 31,
                                                                            (UNAUDITED)               2002
                                                                       ------------------      ----------------
OPERATIONS:
     Net investment income......................................       $          61,896       $       153,646
     Net realized loss from investments and
             foreign currency transactions......................              (1,341,095)           (2,193,758)
     Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities
         denominated in foreign currency........................               2,592,768            (2,588,636)
                                                                       -----------------       ---------------
         Net increase (decrease) in net assets
              resulting from operations.........................               1,313,569            (4,628,748)

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  ..............................................                (169,641)              (26,243)

CAPITAL SHARE TRANSACTIONS:

     Net increase in net assets resulting from capital share transactions (Note 5):

         Class A  ..............................................                 368,664            26,277,250
         Class B  ..............................................                   -                     1,117
         Class C  ..............................................                   -                     1,117
                                                                       -----------------       ---------------
         Total increase in net assets...........................               1,512,592            21,624,493

NET ASSETS:

     Beginning of period........................................              21,624,493               -
                                                                       -----------------       ---------------
     End of period (including undistributed net investment
         income of $7,276 and $115,021, respectively)...........       $      23,137,085       $    21,624,493
                                                                       =================       ===============



SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2003 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2002. The Fund offers shares in three classes, Class A, Class B and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities traded on national securities exchanges are valued at the published last sales prices on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. If no quotations are available, the fair value of the investment is determined by or at the direction of the Board of Directors. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2003 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At January 31, 2003, the Fund had approximately $2,181,376 of post October capital losses available to offset future capital gains, if any, which expire in 2011.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2003 (Unaudited)
================================================================================

NOTE 2 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2003, were $6,693,357 and $17,758,033, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the six months ended January 31, 2003, approximated 0.75% of average net assets.

    State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2003 amounted to $51. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2003. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

    CLASS A SHARES

    Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

    During the six months ended January 31, 2003, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2003.

       CLASS B SHARES

    Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2003 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

    CLASS B SHARES - CONTINUED

    The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

    During the six months ended January 31, 2003, Class B shares of the Fund made distribution payments of $4. During the six months ended January 31, 2003, there were no payments made for service fees.

    There were no commission advances by the Distributor during the six months ended January 31, 2003 on the sale of Class B shares of the Fund.

    The Distributor intends to seek payment from Class B shares of the Fund in the amount of $63, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2003 the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

    CLASS C SHARES

    Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

    During the six months ended January 31, 2003, Class C shares of the Fund made distribution payments of $4. During the six months ended January 31, 2003, there were no payments made for service fees. During the six months ended January 31, 2003, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2003 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK

    At January 31, 2003, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

CLASS A
-------

                                                                                        OCTOBER 31, 2001
                                                           SIX MONTHS                    (COMMENCEMENT
                                                              ENDED                     OF OPERATIONS)
                                                        JANUARY 31, 2003                    THROUGH
                                                           (UNAUDITED)                   JULY 31, 2002
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................         23,230   $       200,925     2,625,283   $   26,253,138
Shares issued in reinvestment of distributions.         19,795           169,641         2,585           26,243
                                                 -------------   ---------------  ------------   --------------
                                                        43,025           370,566     2,627,868       26,279,381
Shares redeemed................................           (222)           (1,902)         (213)          (2,131)
                                                 -------------   ---------------  ------------   --------------
     Net increase .............................         42,803   $       368,664     2,627,655   $   26,277,250
                                                 =============   ===============  ============   ==============



CLASS B
-------


                                                                             OCTOBER 31, 2001
                                                           SIX MONTHS                    (COMMENCEMENT
                                                              ENDED                      OF OPERATIONS
                                                        JANUARY 31, 2003                    THROUGH
                                                           (UNAUDITED)                   JULY 31, 2002
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................         -        $       -                 115   $        1,150
Shares redeemed................................         -                -                  (3)             (33)
                                                 -------------   ---------------  ------------   --------------
     Net increase..............................         -                -                 112            1,117
                                                 =============   ===============  ============   ==============



CLASS C
-------


                                                                              OCTOBER 31, 2001
                                                           SIX MONTHS                   (COMMENCEMENT)
                                                              ENDED                      OF OPERATIONS
                                                        JANUARY 31, 2003                    THROUGH
                                                           (UNAUDITED)                   JULY 31, 2002
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................         -        $       -                 115   $        1,150
Shares redeemed................................         -                -                  (3)             (33)
                                                 -------------   ---------------  ------------   --------------
     Net increase..............................         -                -                 112            1,117
                                                 =============   ===============  ============   ==============

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2003 (Unaudited)

================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $88 during the six months ended January 31, 2003.

NOTE 7 - ILLIQUID SECURITIES

    Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund was $1,773,825, or 7.67% of the Fund's net assets as of January 31, 2003. Information concerning illiquid securities is as follows:


                                                                                   Valuation per Unit
                                     Acquisition                                          as of
Security                                 Date      Shares/Par     Cost per Unit      January 31, 2003
--------                            ------------   ----------     -------------      ----------------
Tyco International Group, SA,
   4.95%, 8/1/03                      02/08/02      1,765,000     $   98.16        $      100.50


DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS A
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.




                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                         SIX MONTHS               OF OPERATIONS)
                                                            ENDED                     THROUGH
                                                      JANUARY 31, 2003               JULY 31,
                                                         (UNAUDITED)                   2002
                                                      ----------------           ----------------
Net Asset Value, Beginning of Period...........            $  8.23                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Income.....................               0.02                       0.06
     Net Realized and Unrealized Gains (Losses)               0.47                      (1.82)
                                                           -------                    -------
       Total From Investment Operations........               0.49                      (1.76)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income......              (0.06)                     (0.01)
                                                           -------                    -------

Net Asset Value, End  of Period................            $  8.66                    $  8.23
                                                           =======                    =======

Total Return(1)................................               6.01%                    (17.62)%
------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...            $23,135                    $21,623
     Ratio of Expenses to Average Net Assets...               1.00%*                     1.05%*
     Ratio of Net Investment Income to Average
       Net Assets..............................               0.55%*                     0.81%*
     Portfolio Turnover Rate(2)................                 47%                        45%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS B
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.




                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                         SIX MONTHS               OF OPERATIONS)
                                                            ENDED                     THROUGH
                                                      JANUARY 31, 2003               JULY 31,
                                                         (UNAUDITED)                   2002
                                                      ----------------           ----------------
Net Asset Value, Beginning of Period...........            $  8.17                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.......................              (0.04)                     (0.02)
     Net Realized and Unrealized Gains (Losses)               0.47                      (1.81)
                                                           -------                    -------
       Total From Investment Operations........               0.43                      (1.83)

Net Asset Value, End  of Period................            $  8.60                    $  8.17
                                                           =======                    =======

Total Return(1)................................               5.26%                    (18.30)%

-------------

Ratios/Supplemental Data

     Net Assets, End of Period (000 omitted)...                 $1                         $1
     Ratio of Expenses to Average Net Assets...               2.03%*(3)                  2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................              (0.47)%*                   (0.18)%*
     Portfolio Turnover Rate(2)................                 47%                        45%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.02% for the six months ended January 31, 2003.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.




                                                                                 OCTOBER 31, 2001
                                                                                   (COMMENCEMENT
                                                         SIX MONTHS               OF OPERATIONS)
                                                            ENDED                     THROUGH
                                                      JANUARY 31, 2003               JULY 31,
                                                         (UNAUDITED)                   2002
                                                          ---------                    ----
Net Asset Value, Beginning of Period...........            $  8.17                    $ 10.00
                                                           -------                    -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.......................              (0.04)                     (0.02)
     Net Realized and Unrealized Gains (Losses)               0.47                      (1.81)
                                                           -------                    -------
       Total From Investment Operations........               0.43                      (1.83)

Net Asset Value, End  of Period................            $  8.60                    $  8.17
                                                           =======                    =======

Total Return(1)................................               5.26%                    (18.30)%
-------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...                 $1                         $1
     Ratio of Expenses to Average Net Assets...               2.03%*(3)                  2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................              (0.47)%*                   (0.18)%*
     Portfolio Turnover Rate(2)................                 47%                        45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.02% for the six months ended January 31, 2003.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND
                   POSITION(S)      LENGTH OF      OCCUPATION(S)                  COMPLEX
NAME AND           HELD WITH        TIME           DURING PAST FIVE               OVERSEEN BY      OTHER DIRECTORSHIPS HELD
AGE                FUND             SERVED         YEARS                          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ----------------------------   ---------------- -------------------------------
WESLEY E.          Director         director       President of Bass &                  13         none stated
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of
                                                   Chicago; and Executive Vice
                                                   President, Chicago Title and
                                                   Trust Company (bank and
                                                   trust).

MARC P. BLUM       Director         director       Chief Executive                      13         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                            Trust (real estate investment
                                                   Return Fund, LLP; Of                            trust), Legg Mason Trust
                                                   Counsel to Gordon,                              (asset management company)
                                                   Feinblatt, Rothman,                             and Rodney Trust Company
                                                   Hoffberger and                                  (Delaware); Trustee, College
                                                   Hollander, LLC (law                             of Notre Dame of Maryland,
                                                   firm).                                          McDonogh School and other
                                                                                                   public charities, private
                                                                                                   foundations and businesses.

JERRY D. GEIST     Director         director       Chairman, Santa Fe                   13         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                              (engineering); Member,
                                                   (energy project                                 Investment Committee for
                                                   development); Retired                           Microgeneration Technology
                                                   Chairman and                                    Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND      PRINCIPAL                     FUND
                   POSITION(S)      LENGTH OF       OCCUPATION(S)                 COMPLEX
NAME AND           HELD WITH        TIME            DURING PAST FIVE              OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
AGE                FUND             SERVED          YEARS                         DIRECTOR         DIRECTOR
------------------ ---------------- -------------- -----------------------------  ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                        13         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                                (semi-conductor
                                                   (semi-conductor                                 manufacturer), Cirrus Logic
                                                   manufacturer).                                  Corp. (semi-conductor
                                                                                                   manufacturer), Alliance
                                                                                                   Technology Fund (a mutual
                                                                                                   fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), Novellus
                                                                                                   Systems, Inc. (semi-conductor
                                                                                                   manufacturer) and
                                                                                                   LogicVision, Inc.
                                                                                                   (semi-conductor software
                                                                                                   company).

G. BERNARD         Director         director       Managing General                     13         none stated
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                  13         none stated
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
                                                   firm) since June 2002;
                                                   President of Asset
                                                   Management Group of
                                                   Bank of America (an
                                                   investment management
                                                   firm) from 2001 until
                                                   2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, President                  13         Trustee, Deputy Mayor and
SMITH, JR.                          since 2001     and CEO of John                                 Commissioner of Public
(born 12/23/32)                                    Hassall, Inc.                                   Services for the Incorporated
                                                   (fastener                                       Village of Mill Neck.
                                                   manufacturing);
                                                   Managing Director,
                                                   John Hassall, Ltd.;
                                                   Chairman, John Hassall
                                                   Japan, Ltd.; Chairman
                                                   of Cantrock Realty;
                                                   Chairman of McCallum
                                                   Die (tool and die).


DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED


                                                                               NUMBER OF
                                    TERM OF                                    PORTFOLIOS IN
                                    OFFICE AND      PRINCIPAL                  FUND
                   POSITION(S)      LENGTH OF       OCCUPATION(S)              COMPLEX
NAME AND           HELD WITH        TIME            DURING PAST FIVE           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
AGE                FUND             SERVED          YEARS                      DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------    ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of                13         none stated
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                    17         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                          Funds (consisting of four
                                                   Financial Officer of                         portfolios) since 1996;
                                                   Equity Office                                Director, Modine
                                                   Properties Trust (a                          Manufacturing, Inc. (heat
                                                   real estate investment                       transfer technology);
                                                   trust); Former Chief                         Director, Chicago Bridge &
                                                   Administrative Officer                       Iron Company, N.V.
                                                   of Crate & Barrel                            (industrial construction and
                                                   (home furnishings                            engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of            11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                             Funds (consisting of six
                                                   Chairman of U.S.                             portfolios, mutual fund
                                                   Investment Policy                            investment adviser).
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPA                       FUND
                   POSITION(S)      LENGTH OF      OCCUPATION(S)                  COMPLEX
NAME AND           HELD WITH        TIME           DURING PAST FIVE               OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
AGE                FUND             SERVED         YEARS                          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- -----------------------------  ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                    17         Director of the Selected
(born 6/25/63)                      since 1997     President of each                               Funds (consisting of four
                                                   Davis Fund and                                  portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                      17         Director of the Selected
DAVIS                               since 1997     Officer, President or                           Funds (consisting of four
(born 7/13/65)                                     Vice President of each                          portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).



* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                               DAVIS RESEARCH FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

           DIRECTORS                    OFFICERS
           Wesley E. Bass, Jr.          Jeremy H. Biggs
           Jeremy H. Biggs                  Chairman
           Marc P. Blum                 Christopher C. Davis
           Andrew  A. Davis                 President
           Christopher C. Davis         Andrew A. Davis
           Jerry D. Geist                   Vice President
           D. James Guzy                Kenneth C. Eich
           G. Bernard Hamilton              Executive Vice President &
           Robert P. Morgenthau             Principal Executive Officer
           Theodore B. Smith, Jr.       Sharra L. Reed
           Christian R. Sonne               Vice President, Treasurer
           Marsha Williams                  & Principal Accounting Officer
                                        Thomas D. Tays
                                            Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279.
================================================================================